VIA EDGAR

May 5, 2005

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Variable Annuity Account Nine

AllianceBernstein Ovation Plus Variable Annuity

AIG SunAmerica Life Assurance Company

File Nos. 333-90324 and 811-21096

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of prospectus and Statement of Additional information dated May 2, 2005 for Variable Annuity Account Nine (the “Separate Account”) contains no changes from the form of prospectus and Statement of Additional Information for the Separate Account submitted in Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940 to the Separate Account’s registration statement on Form N-4 filed with the Securities and Exchange Commission on April 25, 2005 via EDGAR.

Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6613.

Very truly yours,

/S/ SARAH BALDWIN
Sarah Baldwin
Staff Counsel